INVENTORIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Reclassified Asset as Inventories	$ 48,935	$ 42,353
Accumulated depreciation [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	(8,982)	(45,026)
Impairment [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	(12,287)	(22,122)
Cost [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	$ 70,204	$ 109,501